SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenues, net	$ 8,248,108	$ 7,991,103	$ 9,028,187
Cost of revenue to related party	6,554,925	6,351,394	6,743,205
Related Party [Member]
Related Party Transaction [Line Items]
Revenues, net	30,565	36,110	1,525
Cost of revenue to related party	769
Rental expenses paid to related parties	97,675	87,401	87,353
Loan interest expenses paid to related parties	$ 71,899	$ 71,111	$ 91,660